Derivative Instruments - Summary of Interest Rate Swap Positions (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Minimum [Member]
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.30%
Maximum
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%
United States Dollar Denominated Interest Rate Swaps One
Derivative [Line Items]
Notional Amount	$ 46,281
Fair Value / Carrying Amount of Asset (Liability)	$ 97
Remaining Term (years)	1 year
Fixed Interest Rate	1.46%
United States Dollar Denominated Interest Rate Swaps Two
Derivative [Line Items]
Notional Amount	$ 150,000
Fair Value / Carrying Amount of Asset (Liability)	$ 268
Remaining Term (years)	1 year
Fixed Interest Rate	1.55%
United States Dollar Denominated Interest Rate Swaps Three
Derivative [Line Items]
Notional Amount	$ 50,000
Fair Value / Carrying Amount of Asset (Liability)	$ 294
Remaining Term (years)	1 year
Fixed Interest Rate	1.16%